May 9, 2001


Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549
Attention: Filing Room

RE: Investors Life Insurance Company of North America Separate Account 1 ("Registrant") File No. 002-77712

Dear Sir or Madam:

Pursuant to Rule 497 (j) under the Securities Act of 1933, we hereby certify that:

1. The form of each Prospectus and the Statement of Additional Information that would have been filed, on behalf of the Registrant, under paragraph
     (c) under this section did not differ from that contained in the Registrant's most recent post-effective amendment; and

2. The text of the Registrant's most recent post-effective amendment has been filed electronically with the Securities and Exchange Commission on May 1, 2001.

If you should have any additional  questions,  please feel free to contact me at
(512) 404-5040.

Sincerely,

/s/ Theodore A. Fleron


Theodore A. Fleron
Senior Vice President and General Counsel